Consolidated Statements of Shareholders' Equity (Parenthetical) - Warburg Pincus	Dec. 31, 2018
Noncontrolling interest, ownership percentage	49.00%
Additional paid-in capital
Noncontrolling interest, ownership percentage	49.00%
Total 21Vianet Group, Inc. shareholders' equity
Noncontrolling interest, ownership percentage	49.00%
Non-controlling interest
Noncontrolling interest, ownership percentage	49.00%